Variable Interest Entities - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Variable Interest Entity [Line Items]
Accrued income and other assets	$ 8,481,000,000	$ 8,797,000,000
Accrued expense and other liabilities	4,286,000,000	4,983,000,000
VIE, assets that can only be used to settle obligations	184,381,000,000	187,168,000,000
VIE, liabilities	164,000,000,000	168,992,000,000
Fair Value, Recurring
Variable Interest Entity [Line Items]
Other investments	86,000,000	73,000,000
Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Accrued income and other assets	2,400,000,000	2,500,000,000
Accrued expense and other liabilities	1,100,000,000	1,400,000,000
VIE, assets that can only be used to settle obligations	508,000,000	733,000,000
Tax credit of investment		223,000,000
VIE, liabilities	0	1,000,000
Variable Interest Entity, Not Primary Beneficiary | Other Unconsolidated Variable Interest Entities
Variable Interest Entity [Line Items]
Other investments	74,000,000
Variable Interest Entity, Not Primary Beneficiary | NMTC
Variable Interest Entity [Line Items]
VIE, assets that can only be used to settle obligations	18,000,000	29,000,000
Variable Interest Entity, Not Primary Beneficiary | Investments
Variable Interest Entity [Line Items]
Amortization of investment	268,000,000	234,000,000
Tax credit of investment	258,000,000
Other tax benefits	65,000,000	56,000,000
Variable Interest Entity, Primary Beneficiary | Investments
Variable Interest Entity [Line Items]
VIE, liabilities	0	0
Measured at NAV | Variable Interest Entity, Not Primary Beneficiary | Fair Value, Recurring | Indirect investments
Variable Interest Entity [Line Items]
Other investments	$ 9,000,000	$ 14,000,000